Note 21 - Changes in Equity - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning balance		R$ 47,627.4		R$ 46,651.3	R$ 50,333.7
Gains/(losses) on translation of foreign operations		1,766.4		1,952.3	(4,127.7)
Cash flow hedges		493.7		513.7	(1,073.3)
Actuarial gains/(losses)		25.7		124.6	(129.6)
Total comprehensive income		13,663.2		10,441.1	7,752.8
Options granted on subsidiary				(380.4)	(144.1)
Gains/(losses) of controlling interest´s share (ii)		(46.1)	[1]	17.4	34.8
Tax on fictitious dividends		(7.4)		(38.7)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Final balance		57,547.4		47,627.4	46,651.3
Carrying value adjustments, translation reserves [member]
Statement Line Items [Line Items]
Beginning balance		1,639.1		(289.5)
Gains/(losses) on translation of foreign operations		1,643.5		1,928.6
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income		1,643.5		1,928.6
Options granted on subsidiary
Gains/(losses) of controlling interest´s share (ii)		460.1	[2]
Tax on fictitious dividends
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Effect of application of IAS 29 (hyperinflation) (i)	[3]	346.4
Final balance		4,089.1		1,639.1	(289.5)
Carrying value adjustments, cash flow hedge [member]
Statement Line Items [Line Items]
Beginning balance		368.9		(144.5)
Gains/(losses) on translation of foreign operations
Cash flow hedges		495.9		513.4
Actuarial gains/(losses)
Total comprehensive income		495.9		513.4
Options granted on subsidiary
Gains/(losses) of controlling interest´s share (ii)		0.8	[2]
Tax on fictitious dividends
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Effect of application of IAS 29 (hyperinflation) (i)	[3]	(88.3)
Final balance		777.3		368.9	(144.5)
Carrying value adjustments, actuarial gains/losses [member]
Statement Line Items [Line Items]
Beginning balance		(1,144.5)		(1,262.2)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)		24.8		117.7
Total comprehensive income		24.8		117.7
Options granted on subsidiary
Gains/(losses) of controlling interest´s share (ii)		3.4	[2]
Tax on fictitious dividends
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Effect of application of IAS 29 (hyperinflation) (i)	[3]	0.1
Final balance		(1,116.2)		(1,144.5)	(1,262.2)
Carrying value adjustments, put option granted on subsidiary [member]
Statement Line Items [Line Items]
Beginning balance		(2,771.3)		(2,390.9)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiary				(380.4)
Gains/(losses) of controlling interest´s share (ii)		2,651.1	[2]
Tax on fictitious dividends
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Effect of application of IAS 29 (hyperinflation) (i)	[3]
Final balance		(120.2)		(2,771.3)	(2,390.9)
Carrying value adjustments, gains/ of non-controlling interest´s share [member]
Statement Line Items [Line Items]
Beginning balance		2,099.9		2,150.7
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiary
Gains/(losses) of controlling interest´s share (ii)		(2,072.9)	[2]	(12.1)
Tax on fictitious dividends		(7.4)		(38.7)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Effect of application of IAS 29 (hyperinflation) (i)	[3]
Final balance		19.6		2,099.9	2,150.7
Carrying value adjustments, business combination [member]
Statement Line Items [Line Items]
Beginning balance		156.1		156.1
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiary
Gains/(losses) of controlling interest´s share (ii)			[2]
Tax on fictitious dividends
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Effect of application of IAS 29 (hyperinflation) (i)	[3]
Final balance		156.1		156.1	156.1
Carrying value adjustments, accounting adjustments for transactions between shareholders [member]
Statement Line Items [Line Items]
Beginning balance		(75,314.7)		(75,238.8)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiary
Gains/(losses) of controlling interest´s share (ii)			[2]
Tax on fictitious dividends
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting		(75.9)		(75.9)
Effect of application of IAS 29 (hyperinflation) (i)	[3]
Final balance		(75,390.6)		(75,314.7)	(75,238.8)
Carrying value adjustments [member]
Statement Line Items [Line Items]
Beginning balance		(74,966.5)		(77,019.1)	(71,857.0)
Gains/(losses) on translation of foreign operations		1,643.5		1,928.6	(3,728.8)
Cash flow hedges		495.9		513.4	(1,076.7)
Actuarial gains/(losses)		24.8		117.7	(130.7)
Total comprehensive income		2,164.2		2,559.7	(4,936.2)
Options granted on subsidiary				(380.4)	(144.1)
Gains/(losses) of controlling interest´s share (ii)		1,042.5	[1],[2]	(12.1)	(2.8)
Tax on fictitious dividends		(7.4)		(38.7)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting		(75.9)		(75.9)	(75.9)
Effect of application of IAS 29 (hyperinflation) (i)	[3]	258.2
Final balance		R$ (71,584.9)		R$ (74,966.5)	R$ (77,019.1)

[1]	Of these amount, R$1,035.2 refers to renegotiation of shareholders agreement from Tenedora, as described in Note 1 (b).
[2]	Of these amount, R$1,035.2 refers to renegotiation of shareholders agreement from Tenedora, as described in Note 1 (b).
[3]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.